Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income		6 Months Ended
		Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue		RM 10,993,757	$ 2,710,492	RM 11,171,023
Cost of sales		(9,759,061)	(2,406,080)	(10,288,382)
Gross profit		1,234,696	304,412	882,641
Operating expenses:
Selling and distribution expenses		(260,241)	(64,162)	(232,322)
General and administrative expenses		(3,984,913)	(982,474)	(1,826,914)
Operating expense		(4,245,154)	(1,046,636)	(2,059,236)
Loss from operations		(3,010,458)	(742,224)	(1,176,595)
Other income/(expenses):
Interest income		240,175	59,215	10,947
Interest expense		(26,282)	(6,480)	(121,811)
Other income		18,428	4,543	256,605
Other expenses		(104,488)	(25,762)	(415,409)
Share of loss of associate		(81,320)	(20,049)
Other income (expenses)		46,513	11,467	(269,668)
Loss before income tax		(2,963,945)	(730,757)	(1,446,263)
Income tax benefit		109,944	27,107	131,659
Loss for the period		(2,854,001)	(703,650)	(1,314,604)
Exchange differences on translating foreign operations		(767,973)	(189,342)	3,421
Total comprehensive loss attributable to equity owners of the Company		RM (3,621,974)	$ (892,992)	RM (1,311,183)
Earnings per share attributable to owners of the Company
Basic and diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)		RM (53.1)	$ (13.1)	RM (28.5)
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)		RM (53.1)	$ (13.1)	RM (28.5)
Weighted average number of ordinary shares used in computing basic (in Shares)	[1]	53,740	53,740	46,154
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	[1]	53,740	53,740	46,154

[1]	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.